Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Summary of Restricted Share Activity

The following is a summary of restricted share activity, in thousands, except per share data:

	Number of Shares	Weighted Average Grant Date Fair Value
Balance at August 22, 2014 (Inception)	—	$—
Granted	4,944	$0.002
Vested	(411)

Unvested at December 31, 2014	4,533	$0.002

Vested at December 31, 2014	411	$0.002